Scope of consolidation - Disclosure of impact of reclassifications made in the Consolidated Income Statement to align the presentation adopted by Stellantis and the presentation of Faurecia as a discontinued operation (Details) - EUR (€)
€ / shares in Units, € in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Revenue	€ 149,419	€ 47,656	[1]	€ 58,993	[1]
Cost of revenues	119,943	38,250	[1]	46,625	[1]
Selling, general and administrative expenses	9,130	3,923	[1]	4,922	[1]
Research and development expenses	4,487	2,231	[1]	2,573	[1]
Gains/(Losses) on disposal of investments	(35)	174	[1]	119	[1]
Restructuring costs	698	416	[1]	1,337	[1]
Impairment of CGUs	309	202		283
Other	529	125		(58)
Operating income	(15,126)	(3,010)	[1]	(3,655)	[1]
Financial income	(188)	(108)		(135)
Financial expenses	780	199		163
Net Financial expenses	(734)	(94)	[1]	(124)	[1]
Profit before taxes	(14,392)	(2,916)	[1]	(3,531)	[1]
Current taxes	2,294	434		554
Deferred taxes	(342)	41		(21)
Income taxes	(1,911)	(504)	[1]	(548)	[1]
Share of the profit/(loss) of equity method investees	(737)	74	[1]	62	[1]
Net profit from continuing operations	(13,218)	(2,338)	[1]	(2,921)	[1]
Owners of the parent	(13,210)	(2,353)	[1]	(2,930)	[1]
Attributable to Non-controlling interests	(8)	15	[1]	9	[1]
Consolidated profit (loss) from discontinued operations	990	(315)	[1]	663	[1]
Net profit	14,208	2,023	[1]	3,584	[1]
Owners of the parent	14,200	2,173	[1]	3,201	[1]
Non-controlling interests	€ 8	(150)	[1]	383	[1]
Net profit from discontinued operations attributable to owners of the parent		(180)		271
Profit (loss) from discontinued operations attributable to non-controlling interests		€ (135)		€ 392
Par value per share (in euros per share)	€ 0.01
Basic earnings per share (in EUR per share)	4.64	€ 1.41	[1]	€ 2.05	[1]
Diluted earnings per share (in EUR per share)	4.51	1.34	[1]	1.95	[1]
Basic earnings per share from continuing operations (in EUR per share)	4.32	1.52	[1]	1.88	[1]
Diluted earnings per share (in EUR per share)	€ 4.19	1.45	[1]	1.79	[1]
PSA
Disclosure of reclassifications or changes in presentation [line items]
Par value per share (in euros per share)		€ 1.00		€ 1
Reclassifications
Disclosure of reclassifications or changes in presentation [line items]
Revenue		€ 0		€ 0
Cost of revenues		526		855
Selling, general and administrative expenses		(367)		(753)
Research and development expenses		128		141
Gains/(Losses) on disposal of investments		352		119
Restructuring costs		0		0
Impairment of CGUs		(367)		(283)
Other		432		159
Operating income		0		0
Financial income		180		192
Financial expenses		(497)		(536)
Net Financial expenses		317		344
Profit before taxes		0		0
Current taxes		(644)		(816)
Deferred taxes		16		100
Income taxes		(628)		(716)
Share of the profit/(loss) of equity method investees		0		0
Net profit from continuing operations		0		0
Consolidated profit (loss) from discontinued operations		0		0
Net profit		0		0
Owners of the parent		0		0
Non-controlling interests		0		0
Previously reported
Disclosure of reclassifications or changes in presentation [line items]
Revenue		60,734		74,731
Cost of revenues		49,584		59,083
Selling, general and administrative expenses		5,019		6,472
Research and development expenses		2,446		2,852
Restructuring costs		695		1,531
Impairment of CGUs		367		283
Other		(432)		(159)
Operating income		(3,055)		(4,669)
Financial income		(180)		(192)
Financial expenses		497		536
Profit before taxes		(2,738)		(4,325)
Current taxes		644		816
Deferred taxes		(16)		(100)
Share of the profit/(loss) of equity method investees		87		25
Net profit from continuing operations		(2,023)		(3,584)
Owners of the parent		(2,173)		(3,201)
Attributable to Non-controlling interests		150		(383)
Net profit		2,023		3,584
Owners of the parent		2,173		3,201
Non-controlling interests		€ (150)		€ 383
Basic earnings per share (in EUR per share)		€ 2.45		€ 3.58
Diluted earnings per share (in EUR per share)		2.33		3.40
Basic earnings per share from continuing operations (in EUR per share)		2.45		3.58
Diluted earnings per share (in EUR per share)		€ 2.33		€ 3.40
Discontinued operations
Disclosure of reclassifications or changes in presentation [line items]
Revenue		€ 13,078		€ 15,738
Cost of revenues		13,033		14,724
Net Financial expenses		(223)		(220)
Profit before taxes		178		(794)
Share of the profit/(loss) of equity method investees		13		(37)
Consolidated profit (loss) from discontinued operations		(315)		663
Discontinued operations | Reclassifications
Disclosure of reclassifications or changes in presentation [line items]
Revenue		(13,078)		(15,738)
Cost of revenues		(11,860)		(13,313)
Selling, general and administrative expenses		(729)		(797)
Research and development expenses		(343)		(420)
Gains/(Losses) on disposal of investments		(178)		0
Restructuring costs		(279)		(194)
Operating income		45		1,014
Net Financial expenses		223		220
Profit before taxes		178		794
Income taxes		124		168
Share of the profit/(loss) of equity method investees		(13)		37
Net profit from continuing operations		(315)		663
Owners of the parent		(180)		271
Attributable to Non-controlling interests		(135)		392
Consolidated profit (loss) from discontinued operations		(315)		663
Net profit		0		0
Owners of the parent		0		0
Non-controlling interests		0		0
Net profit from discontinued operations attributable to owners of the parent		(180)		271
Profit (loss) from discontinued operations attributable to non-controlling interests		€ (135)		€ 392

[1]	Refer to Note 3, Scope of consolidation